INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,188	$ 1,141	$ 1,321
Decrease through classified as held for sale, intangible assets and goodwill	44	0
Trademark assets | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	964	875
Trademark assets | Atlantis
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	209	210
Trademark assets | Hard Rock Hotel and Casino
Disclosure of detailed information about intangible assets [line items]
Decrease through classified as held for sale, intangible assets and goodwill	$ 45
Gross gain on disposals of intangible assets		$ 132